Inventories Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
At March 31, 2015 and December 31, 2014, the major classes of inventory are as follows:

In thousands	March 31, 2015	December 31, 2014
Raw materials and supplies	$55,251	$58,951
Work in process	19,194	19,151
Finished goods	82,571	95,599
Total	$157,016	$173,701

At December 31, 2014 and December 28, 2013, the major classes of inventory were as follows:

In thousands	December 31, 2014	December 28, 2013
Raw materials and supplies	$58,951	$55,544
Work in process	19,151	19,102
Finished goods	95,599	81,428
Total	$173,701	$156,074